Other liabilities - Liability Balances (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Other Liabilities [Abstract]
Uncertain tax provisions	$ 174		$ 170
Accrued expenses	122		117
Unfavorable drilling contracts	34		52
Contract liabilities	71	$ 62	64
Employee withheld taxes, social security and vacation payments	40		54
Taxes payable	26		33
Accrued interest expense	21		21
Other liabilities	52		54
Total other liabilities	$ 540		$ 565